Share Capital (Details Textual) ₨ / shares in Units, ₨ in Millions, $ in Millions		12 Months Ended
	May 14, 2021 INR (₨) ₨ / shares	Mar. 31, 2021 INR (₨) shares ₨ / shares		Mar. 31, 2020 INR (₨) shares ₨ / shares		Mar. 31, 2021 USD ($) shares	Mar. 31, 2019 ₨ / shares
Details of Equity [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share	₨ 25
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners | ₨	₨ 4,158
Par value per share		₨ 5		₨ 5			₨ 5
Treasury shares		₨ 1,967	[1]	₨ 1,006	[1]	$ 27
Rights, preferences and restrictions attaching to class of share capital		The Company has only one class of equity shares having a par value of Rs.5 per share. For all matters submitted to vote in a shareholders meeting of the Company, every holder of an equity share, as reflected in the records of the Company as on the record date set for the shareholders meeting, shall have one vote in respect of each share held. Should the Company declare and pay any dividends, such dividends will be paid in Indian rupees to each holder of equity shares in proportion to the number of shares held to the total equity shares outstanding as on that date. Indian law on foreign exchange governs the remittance of dividends outside India. In the event of liquidation of the Company, all preferential amounts, if any, shall be discharged by the Company. The remaining assets of the Company shall be distributed to the holders of equity shares in proportion to the number of shares held to the total equity shares outstanding as on that date.
Dr Reddys Employees Stock Option Scheme 2018 [Member]
Details of Equity [Line Items]
Number of share options exercised | shares		85,250		1,150
Number of Treasury shares outstanding | shares		575,201		395,950		575,201
Treasury shares | ₨		₨ 1,967		₨ 1,006
Weighted average exercise price of share options exercised in share-based payment arrangement		₨ 2,607		₨ 2,607
Weighted average share price		₨ 2,814

[1]	Pursuant to the special resolution approved by the shareholders in the Annual General Meeting held on July 27, 2018, the Dr. Reddy’s Employees ESOS Trust (the “ESOS Trust”) was formed to support the Dr. Reddy’s Employees Stock Option Scheme, 2018 by acquiring, from the Company or through secondary market acquisitions, equity shares which are used for issuance to eligible employees (as defined therein) upon exercise of stock options thereunder. During the years ended March 31, 2021 and 2020, an aggregate of 85,250 and 1,150 equity shares, respectively were issued as a result of the exercise of vested options granted to employees pursuant to the Dr. Reddy’s Employees Stock Option Scheme, 2018. The options exercised had an exercise price of Rs.2,607 or Rs.2,814 per share. Upon the exercise of such options, the amount of compensation cost (computed using the grant date fair value) previously recognized in the “share based payment reserve” was transferred to “share premium” in the consolidated statements of changes in equity.In addition, any difference between the carrying amount of treasury shares and the consideration received was recognized in the “share premium”. As of March 31, 2021 and 2020, the ESOS Trust had outstanding 575,201 and 395,950 shares, respectively, which it purchased from the secondary market for an aggregate consideration of Rs.1,967 and Rs.1,006, respectively. Refer to Note 29 of these consolidated financial statements for further details on the Dr. Reddy’s Employees Stock Option Scheme, 2018.